EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
Final 2018 Dividend of US 17 cents per share approved by Board of Directors
On February 25, 2019, the Company announced that the VEON’s Board of Directors approved a final dividend of US 17 cents per share, bringing total 2018 dividends to US 29 cents per share, in line with the Group’s progressive dividend policy. The record date for the Company’s shareholders entitled to receive the final dividend payment has been set for March 8, 2019. It is expected that the final dividend will be paid on March 20, 2019. The Company will make appropriate tax withholdings of up to 15% when the dividend is paid to the Company’s share depositary, The Bank of New York Mellon. For ordinary shareholders via Euronext Amsterdam, the final dividend of US 17 cents will be paid in euro.
Revised technology infrastructure partnership with Ericsson
On February 25, 2019, the Company announced a revised arrangement with Ericsson to upgrade its core IT systems in several countries in the coming years and to release Ericsson from the development and delivery of the Full Stack Revenue Manager Solution. This revised arrangement enables VEON to continue upgrading IT infrastructure with new digital business support systems (DBSS) using existing software from Ericsson which is already deployed in certain operating companies within VEON. The parties have signed binding terms to vary the existing agreements and as a result VEON will receive US$350 during the first half of 2019.
Mandatory tender offer application in relation to Global Telecom Holding S.A.E.
On February 10, 2019, VEON submitted an application to the Egyptian Financial Regulatory Authority (the “FRA”) to approve a mandatory tender offer (“MTO”) by VEON Holdings B.V. for any and all of the outstanding shares of GTH which are not owned by VEON (up to 1,997,639,608 shares, representing approximately 42.31% of GTH’s issued shares). The MTO will be funded by cash on hand and/or the utilization of undrawn credit facilities. The proposed offer price under the MTO is EGP 5.30 per share. The MTO is currently being reviewed by the FRA and will commence when FRA approval is granted. Any increase of the Company’s interest in GTH will be accounted for directly in equity upon closing of the transaction.